NASDAQ®
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary N. Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

August 16, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33514

Dear Ms. Peters:

This is to certify that on July 17, 2007 The Nasdaq Stock Market (the "Exchange") received from Transition Therapeutics Inc. (the "Registrant") a copy of the Registrant's application on Form 40-F for the registration of the following security:

Common Shares, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick